Office Properties and Equipment (Details Textual) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 466	$ 390	$ 1,071	$ 1,382	$ 1,116